Cover	Mar. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2026
Entity File Number	001-38767
Entity Registrant Name	DATASEA INC.
Entity Central Index Key	0001631282
Entity Tax Identification Number	45-2019013
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 302-5, Building C, Gemdale
Entity Address, Address Line Two	Viseen International Center No. 5 Shengfang Road
Entity Address, Address Line Three	Daxing District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	102600
City Area Code	+86
Local Phone Number	10-56145240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	DTSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false